Statements of Cash Flows (USD $)	10 Months Ended
Dec. 31, 2011
Cash Flows from Operating Activities
Net loss	$ (4,619)
Net Cash Provided By Operating Activities	(4,619)
Cash Flows From Financing Activities
Advances from related parties	3,819
Issuance of common stock	800
Net Cash Provided by Financing Activities	4,619
Net increase (decrease) in cash and cash equivalents
Cash and Cash Equivalents, beginning of period
Cash and Cash Equivalents, end of period
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for taxes